REPORTABLE SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Reconciliation of Operations of Segments	The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Net revenue	$105,079	$75,196	$201,882	$147,924
Brand Direct	59,876	45,374	116,055	86,275
Marketplace	57,763	35,218	107,022	69,396
Other	1,916	1,240	3,932	2,499
Intercompany eliminations	(14,476)	(6,636)	(25,127)	(10,246)
Cost of revenue	71,359	52,402	140,541	102,561
Brand Direct	44,321	34,410	87,140	65,298
Marketplace	41,056	24,541	77,654	47,440
Other	458	38	874	69
Intercompany eliminations	(14,476)	(6,587)	(25,127)	(10,246)
Gross profit	$33,720	$22,794	$61,341	$45,363
Salaries and related costs	11,708	7,901	21,977	16,231
General and administrative expenses	10,552	4,652	17,514	9,950
Acquisition costs	466	47	1,960	74
Depreciation and amortization	7,044	4,356	12,463	8,671
Income from operations	$3,950	$5,838	$7,427	$10,437